Deposits and Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
Deposits and Other Assets

3 – DEPOSITS AND OTHER ASSETS

On October 17, 2012, the Company entered into the Orion Mississippian Project agreement with Comanche Exploration Company, LLC (“Comanche”), an oil exploration and drilling company, to develop and drill wells.  The Company agreed to acquire a 12.5% interest in the project comprising four initial wells for a total estimated investment of $3,812,500.  On December 15, 2012, the Company made the refundable security deposit of $500,000. The amount has been recorded as deposits on the accompanying balance sheet since December 31, 2012.

On January 31, 2013, the Company made the second refundable security deposit of $500,000 as collateral to Comanche.

On June 21, 2013, the Company made the initial investment of $1,500,000 to Comanche for the estimated Authority for Expenditure (“AFE”) of $339,031 as of 12/31/2013. The amount is in short-term investments on the accompanying balance sheet as of December 31, 2013.

On June 26, 2013, the Company received a deposit refund of $160,969.

On September 4, 2013, the Company made the second investment of $500,000 to receive a deposit refund.

On September 5, 2013, the Company received a deposit refund of $500,000.

On December 6, 2013, the Company agreed to pay to Comanche the sum of Seven Hundred Fifty and No/100 Dollars ($750.00) per net mineral acre for an undivided twenty-one percent (21%) interest in the Leases owned or held by Comanche, instead of the previous twelve and one half percent (12.5%).

On December 17, 2013, the Company made the third investment of $1,000,000 to Comanche.

On January 2, 2014, the Company made the fourth investment of $1,000,000 to Comanche.

As of June 30, 2014, the Company had $143,417 account payable to the Comanche project.

The Company shall be responsible for its proportionate share of all costs, risks and expenses incurred in drilling, completing and equipping of the wells for the project. When the actual costs of drilling, completing and equipping the wells have been determined, Comanche shall refund to the Company any net amounts paid but not expended; or invoice the Company for costs incurred in addition to sums advanced, on a well by well basis.

As of June 30, 2014, the Comanche project had started drilling on the first of four initial wells, produced average 250 barrels oil per day.  The Company accounts for its investment in the Comanche project under the cost method.

NOTE 3 – DEPOSITS AND OTHER ASSETS

On October 17, 2012, the Company entered into the Orion Mississippian Project agreement with Comanche Exploration Company, LLC (“Comanche”), an oil exploration and drilling company, to develop and drill wells.  The Company agreed to acquire a 12.5% interest in the project comprising four initial wells for a total estimated investment of $3,812,500.  On December 15, 2012, the Company made the refundable security deposit of $500,000. The amount has been recorded as deposits on the accompanying balance sheet as of December 31, 2012.

On January 31, 2013, the Company made the second refundable security deposit of

On June 21, 2013, the Company made the initial investment of $1,500,000 to Comanche for the estimated Authority for Expenditure (“AFE”) of $2,339,031. The amount is in short-term investments on the accompanying balance sheet as of December 31, 2013.

On June 26, 2013, the Company received a deposit refund of $160,969.

On September 4, 2013, the Company made the second investment of $500,000 to receive a deposit refund.

On September 5, 2013, the Company received a deposit refund of $500,000.

On December 6, 2013, the Company agrees to pay to Comanche the sum of Seven Hundred Fifty and No/100 Dollars ($750.00) per net mineral acre for an undivided twenty-one percent (21%) interest in the Leases owned or held by Comanche, instead of the previous twelve and one half percent (12.5%).

On December 17, 2013, the Company made the third investment of $1,000,000 to Comanche. This amount included in short-term investments on the accompanying balance sheet as of December 31, 2013.

The Company shall be responsible for its proportionate share of all costs, risks and expenses incurred in drilling, completing and equipping of the wells for the project. When the actual costs of drilling, completing and equipping the wells have been determined, Comanche shall refund to the Company any net amounts paid but not expended; or invoice the Company for costs incurred in addition to sums advanced, on a well by well basis.

As of December 31, 2013, the Company had $1,192,953 account payable to the Comanche project.

As of December 31, 2013, the Comanche project had started drilling on the first of four initial wells, but not produced yet.  The Company accounts for its investment in Comanche under the equity method.